SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Employee benefit expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Analysis of income and expense [abstract]
Salaries, wages and other short-term employee benefits	$ 423,335	$ 534,222
Share-based payments	1,954	16,272
Post-employment benefits	44,645	41,864
Employee benefits expenses	$ 469,934	$ 592,358